Kenneth N. Crowley
AVP & Senior Counsel
Law Department

Delaware Life Insurance Company
1601 Trapelo Road, Suite 30
Waltham, MA 02451
Tel: 781-790-8774
Fax: 781-890-0327
Kenneth.crowley@delawarelife.com

January 2, 2020

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re: Certification pursuant to Rule 497(j)
Delaware Life Variable Account F ("Registrant")
File Nos. 333-225901 and 811-05846

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended (“Rule 497”), I hereby certify that the form of prospectus  and statement of additional information for the above-captioned Registrant, each dated April 30, 2019, and the prospectus supplements, each dated December 30, 2019, do not differ from those contained in the amendment to the Registration Statement on Form N-4, being Post-Effective Amendment No. 2.  Post-Effective Amendment No. 2 was filed electronically with the Securities and Exchange Commission via EDGAR on December 30, 2019.

Sincerely,

/s/ Kenneth N. Crowley

Kenneth N. Crowley
AVP & Senior Counsel